Income tax (Schedule of Net Operating Tax Loss Carry Forwards) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	58,615
2015 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards
2016 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	2,574
2017 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	685
2018 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	25,428
2019 [Member]
Net operating tax loss carry forwards [Line Items]
Operating tax loss carry forwards	29,928